Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 514.8	$ 363.0
Deductible capital losses	155.9	110.4
Investment tax credits receivable	72.6	62.7
Refundable investment tax credits receivable	60.9	53.4
Investment tax credits receivable available to reduce future taxable income	$ 11.7	$ 9.3
Effective minimum tax rate	0.265	0.265
Applicable tax rate	26.50%	26.50%
Pillar Two Tax [Member]
Disclosure of income taxes [line items]
Applicable tax rate	15.00%
United States [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 466.6	$ 331.9
Non Us [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 48.2	$ 31.1